SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Restricted Shares Units Activity
	2023		2022		2021
Details	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	1,712,996	$32.90	2,211,100	$24.11	2,223,043	$19.45
Granted	797,241	$37.64	612,881	$44.99	1,002,275	$29.91
Converted	(870,720)	$27.80	(1,068,219)	$21.99	(929,466)	$19.56
Forfeited	(53,957)	$32.49	(42,766)	$24.24	(84,752)	$20.28
Outstanding as of end of year (*)	1,585,560	$38.10	1,712,996	$32.90	2,211,100	$24.11

(*) Include 559,184, 595,757 and 776,313 PSUs as of December 31, 2023, 2022 and 2021, respectively. The performance goals of 557,416 PSUs outstanding as of December 31, 2023 were achieved or estimated to be achieved.

Schedule of Employees Share Incentive Plans
Details for the year ended December 31	2023	2022	2021
The intrinsic value of converted RSUs	$26,976	$48,829	$27,807
The original fair value of converted RSUs	$24,206	$23,492	$18,183

Schedule of Stock-Based Compensation Expense in Statement of Operations
Details	2023	2022	2021
Cost of goods	$8,332	$7,393	$7,003
Research and development, net	5,639	4,754	4,855
Marketing, general and administrative	13,960	12,068	13,286
Total stock-based compensation expense	$27,931	$24,215	$25,144